CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 1,214.1	$ 1,332.1
Receivables - trade and other	202.8	212.8
Prepaid expenses and other current assets	15.3	15.5
Total current assets	1,432.2	1,560.4
PROPERTY AND EQUIPMENT:
Drilling equipment	8,792.3	8,697.8
Other property and equipment	137.1	136.1
Property and equipment - gross	8,929.4	8,833.9
Less accumulated depreciation and amortization	2,375.4	2,281.2
Property and equipment - net	6,554.0	6,552.7
Long-term note receivable from unconsolidated subsidiary	270.0	270.2
Investment in unconsolidated subsidiary	29.6	30.9
Other assets	42.2	44.1
TOTAL ASSETS	8,328.0	8,458.3
CURRENT LIABILITIES:
Accounts payable - trade	93.4	97.2
Deferred revenues	4.4	1.1
Accrued liabilities	139.7	159.1
Total current liabilities	237.5	257.4
Long-term debt	2,510.5	2,510.3
Other liabilities	286.0	293.6
Deferred income taxes - net	10.8	10.9
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Class A Ordinary Shares, $0.125 par value; 128.1 and 128.1 shares issued, respectively; 126.9 and 126.3 shares outstanding, respectively	16.0	16.0
Additional paid-in capital	1,488.3	1,488.6
Retained earnings	4,048.5	4,109.7
Cost of 1.2 and 1.8 treasury shares, respectively	(7.9)	(9.3)
Accumulated other comprehensive loss	(261.7)	(218.9)
Total shareholders' equity	5,283.2	5,386.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 8,328.0	$ 8,458.3